UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2538
                                    --------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  09/30
                        -----------------------------------
Date of reporting period:  06/30/10
                         ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 40.7%
$     22,000   Accellent, Inc., 144a, 8.375%, 2/1/17              $      21,560
     135,000   AES Corp., 8.000%, 10/15/17                              136,350
      23,000   AK Steel Corp., 7.625%, 5/15/20                           22,310
      11,000   Allbritton Communications Co., 144a, 8.000%,
                 5/15/18                                                 10,890
     275,000   America Movil SAB de CV, 144a, 5.000%,
                 3/30/20                                                284,123
     345,000   American Express Credit Corp., 5.875%, 5/2/13            377,475
      39,000   Amsted Industries, Inc., 144a, 8.125%, 3/15/18            38,903
     295,000   Anheuser-Busch InBev Worldwide, Inc., 144a,
                 8.200%, 1/15/39                                        388,096
     135,000   Apria Healthcare Group, Inc., 144a, 11.250%,
                 11/1/14                                                143,775
     135,000   ARAMARK Corp., 8.500%, 2/1/15                            136,350
     325,000   ArcelorMittal, 5.375%, 6/1/13                            341,802
     300,000   AT&T, Inc., 6.550%, 2/15/39                              336,027
      90,000   Atlas Energy Operating Co. LLC / Atlas Energy
                 Finance Corp., 12.125%, 8/1/17                          99,450
     245,000   AvalonBay Communities, Inc., 5.750%, 9/15/16             267,341
     265,000   BAE Systems Holdings, Inc., 144a, 6.400%,
                 12/15/11                                               281,343
     275,000   Bank of America Corp., 7.375%, 5/15/14                   308,209
     135,000   Basic Energy Services, Inc., 11.625%, 8/1/14 *           145,125
     305,000   Brandywine Operating Partnership LP, 5.400%,
                 11/1/14                                                311,955
     190,000   Burlington Northern Santa Fe LLC, 5.750%,
                 5/1/40                                                 200,961
      10,000   BWAY Holding Co., 144a, 10.000%, 6/15/18                  10,425
      23,000   Capella Healthcare, Inc., 144a, 9.250%, 7/1/17            23,230
      27,000   Cascades, Inc., 7.750%, 12/15/17                          26,865
     275,000   Caterpillar Financial Services Corp., 5.450%,
                 4/15/18                                                306,889
      23,000   CCO Holdings LLC / CCO Holdings Capital
                 Corp., 144a, 7.875%, 4/30/18                            23,115
      90,000   Cellu Tissue Holdings, Inc., 11.500%, 6/1/14              97,200
     320,000   CenterPoint Energy, Inc., 5.950%, 2/1/17                 346,069
      60,000   Cequel Communications Holdings l LLC and
                 Cequel Capital Corp., 144a, 8.625%, 11/15/17            59,775
      10,000   CIT Group, Inc., 7.000%, 5/1/17                            9,000
      20,000   CIT Group, Inc., 7.000%, 5/1/16                           18,250
     250,000   Citigroup, Inc., 5.500%, 4/11/13                         259,876
      31,000   Clean Harbors, Inc., 7.625%, 8/15/16                      31,852
       1,000   Clear Channel Worldwide Holdings, Inc., 144a,
                 9.250%, 12/15/17                                           995
      16,000   Clear Channel Worldwide Holdings, Inc., 144a,
                 9.250%, 12/15/17                                        16,080
      29,000   Cloud Peak Energy Resources LLC / Cloud Peak
                 Energy Finance Corp., 144a, 8.500%, 12/15/19            28,855
      15,000   CMS Energy Corp., 8.750%, 6/15/19                         16,561
     230,000   CMS Energy Corp., 6.250%, 2/1/20                         218,821
      32,000   Coffeyville Resources LLC, 144a, 10.875%,
                 4/1/17                                                  31,200
     235,000   Comcast Corp., 5.700%, 7/1/19                            258,333
     117,000   Communications & Power Industries, Inc.,
                 8.000%, 2/1/12                                         116,707
      10,000   Consol Energy, Inc., 144a, 8.000%, 4/1/17                 10,325
      10,000   Consol Energy, Inc., 144a, 8.250%, 4/1/20                 10,425
      24,000   Cooper-Standard Automotive, Inc., 144a, 8.500%,
                 5/1/18                                                  24,180
     135,000   Copano Energy LLC / Copano Energy Finance
                 Corp., 8.125%, 3/1/16                                  132,975
     380,000   CRH America, Inc., 5.300%, 10/15/13                      408,494
      45,000   Cricket Communications Inc., 7.750%, 5/15/16              45,900
      12,000   Crosstex Energy/Crosstex Energy Finance Corp.,
                 8.875%, 2/15/18                                         11,985
      44,000   Crown Castle International Corp., 9.000%,
                 1/15/15                                                 46,530
     100,000   CSC Holdings LLC, 144a, 8.625%, 2/15/19                  105,125
     265,000   DirecTV Holdings LLC / DirecTV Financing Co.,
                 Inc., 7.625%, 5/15/16                                  287,856
     175,000   EnCana Corp., 6.500%, 8/15/34                            192,625
     230,000   Enel Finance International SA, 144a, 6.250%,
                 9/15/17                                                249,291
     100,000   Equinox Holdings, Inc., 144a, 9.500%, 2/1/16              98,875
      35,000   Fisher Communications, Inc., 8.625%, 9/15/14              34,387
     225,000   FPL Group Capital, Inc., 6.350%, 10/1/66 (a)             202,500
     545,000   General Electric Capital Corp., 5.625%, 5/1/18           579,179
     240,000   Goldman Sachs Group, Inc., 7.500%, 2/15/19               268,267
      28,000   Goodyear Tire & Rubber, 10.500%, 5/15/16                  30,450
     135,000   HCA, Inc., 9.625%, 11/15/16                              144,450
     175,000   Health Care REIT, Inc., 6.125%, 4/15/20                  181,028
      78,000   Helix Energy Solutions Group, Inc., 144a,
                 9.500%, 1/15/16                                         71,760
      50,000   Hilcorp Energy l LP/Hilcorp Finance Co., 144a,
                 7.750%, 11/1/15                                         49,250
      75,000   Hilcorp Energy l LP/Hilcorp Finance Co., 144a,
                 9.000%, 6/1/16                                          76,875
     135,000   Holly Energy Partners LP/Holly Energy Finance
                 Corp., 6.250%, 3/1/15                                  128,925
     265,000   HSBC Bank PLC, 144a, 3.500%, 6/28/15                     267,549
     135,000   Ingles Markets, Inc., 8.875%, 5/15/17                    137,363
      30,000   Insight Communications Co., Inc., 144a, 9.375%,
                 7/15/18                                                 30,000
     110,000   Intergen NV, 144a, 9.000%, 6/30/17                       109,450
      53,000   International Lease Finance Corp., 144a, 8.750%,
                 3/15/17                                                 50,218
     100,000   Iron Mountain, Inc., 8.000%, 6/15/20                     101,500
     330,000   John Deere Capital Corp., 5.350%, 4/3/18                 368,384
      38,000   Kemet Corp., 144a, 10.500%, 5/1/18                        37,620
     265,000   KeyBank NA, 5.500%, 9/17/12                              282,202
      30,000   Koppers, Inc., 7.875%, 12/1/19                            30,300
     340,000   Kraft Foods, Inc., 4.125%, 2/9/16                        358,861
      20,000   LBI Escrow Corp., 144a, 8.000%, 11/1/17                   20,600
       8,000   Lear Corp., 7.875%, 3/15/18                                8,020
      54,000   Libbey Glass, Inc., 144a, 10.000%, 2/15/15                55,890
      16,000   Liberty Mutual Group, Inc., 144a, 10.750%,
                 6/15/58 (a)                                             17,280
      90,000   Macy's Retail Holdings, Inc., 8.875%, 7/15/15             99,225
     220,000   Macy's Retail Holdings, Inc., 5.350%, 3/15/12            224,950
     125,000   MarkWest Energy Partners LP / MarkWest
                 Energy Finance Corp., Ser B, 8.750%, 4/15/18           126,250
      47,000   Martin Midstream Partners & Finance, 144a,
                 8.875%, 4/1/18                                          46,530
      70,000   MetLife, Inc., 10.750%, 8/1/39                            83,197
     190,000   Metropolitan Life Global Funding I, 144a,
                 5.125%, 6/10/14                                        206,401
     235,000   Morgan Stanley, 5.625%, 1/9/12                           244,529
     500,000   National City Corp., 4.000%, 2/1/11                      503,750
      25,000   Navistar International Corp., 8.250%, 11/1/21             25,375
      57,000   New Communications Holdings, Inc., 144a,
                 8.500%, 4/15/20                                         57,143
     210,000   News America, Inc., 6.900%, 3/1/19                       248,753
     265,000   Nisource Finance Corp., 6.150%, 3/1/13                   288,983
     350,000   Norfolk Southern Corp., 5.750%, 4/1/18                   395,633
      21,000   Omnicare, Inc., 7.750%, 6/1/20                            21,420
      24,000   Overseas Shipholding Group, Inc., 8.125%,
                 3/30/18                                                 23,580
      14,000   PAETEC Holding Corp., 144a, 8.875%, 6/30/17               14,000

Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 40.7% (CONTINUED)
$     18,000   Penn Virginia Resource Partners LP / Penn
                 Virginia Resource Finance Corp., 8.250%,
                 4/15/18                                          $      17,685
     105,000   Petrohawk Energy Corp., 10.500%, 8/1/14                  112,875
      44,000   Pioneer Drilling Co., 144a, 9.875%, 3/15/18               43,120
     210,000   Plains All American Pipeline LP / PAA Finance
                 Corp., 6.650%, 1/15/37                                 209,735
     185,000   PPL Energy Supply LLC, 6.500%, 5/1/18                    204,615
       2,000   Qwest Communications International, Inc.,
                 7.500%, 2/15/14                                          2,005
      40,000   Regency Energy Partners LP/Regency Energy
                 Finance Corp., 144a, 9.375%, 6/1/16                     42,400
      15,000   Reynolds Group Issuer, Inc. / Reynolds Group
                 Issuer LLC, 144a, 7.750%, 10/15/16                      14,663
     330,000   Rio Tinto Finance USA Ltd., 6.500%, 7/15/18              376,114
     235,000   Rockies Express Pipeline LLC, 144a, 6.250%,
                 7/15/13                                                250,076
     135,000   RRI Energy, Inc., 7.875%, 6/15/17                        127,575
      90,000   RSC Equipment Rental, Inc./RSC Holdings III
                 LLC, 144a, 10.000%, 7/15/17                             96,525
     135,000   Sabine Pass LNG LP, 7.250%, 11/30/13                     121,500
     155,000   Service Corp International, 8.000%, 11/15/21             155,775
       9,000   Simmons Bedding Co., 144a, 11.250%, 7/15/15                9,664
     200,000   Simon Property Group LP, 4.200%, 2/1/15                  205,519
     250,000   Southern Power Co., Ser D, 4.875%, 7/15/15               271,773
     225,000   Spectra Energy Capital LLC, 8.000%, 10/1/19              270,620
      45,000   Sprint Capital Corp., 8.750%, 3/15/32                     42,975
      55,000   Sprint Nextel Corp., 8.375%, 8/15/17                      55,000
      39,000   StoneMor, Cornerstone, OSIR, 144a, 10.250%,
                 12/1/17                                                 39,585
     165,000   Teachers Insurance & Annuity Association of
                 America, 144a, 6.850%, 12/16/39                        192,183
      75,000   Texas Industries, Inc., 7.250%, 7/15/13                   72,563
     405,000   Time Warner Cable, Inc., 6.200%, 7/1/13                  452,968
     310,000   Time Warner, Inc., 6.875%, 5/1/12                        337,728
     220,000   TransCanada PipeLines Ltd., 6.100%, 6/1/40               236,735
      30,000   Transocean, Inc., 7.375%, 4/15/18                         28,461
      23,000   Transocean, Inc., 6.000%, 3/15/18                         21,168
       2,000   TreeHouse Foods, Inc., 7.750%, 3/1/18                      2,075
       7,000   TW Telecom Holdings, Inc., 144a, 8.000%,
                 3/1/18                                                   7,140
      31,000   Valassis Communications, Inc., 8.250%, 3/1/15             32,007
     235,000   Valero Logistics LP, 6.050%, 3/15/13                     250,591
     275,000   Verizon Communications, Inc., 6.250%, 4/1/37             295,442
     330,000   Viacom, Inc., 6.250%, 4/30/16                            374,302
      90,000   Virgin Media Finance PLC, 8.375%, 10/15/19                91,125
     290,000   WCI Finance LLC / WEA Finance LLC, 144a,
                 5.700%, 10/1/16                                        308,799
     275,000   Williams Company Inc Credit Linked Certificates
                 Trust V, 144a, 6.375%, 10/1/10                         277,381
     100,000   Wind Acquisition Finance SA, 144a, 11.750%,
                 7/15/17                                                102,500
     135,000   Windstream Corp., 8.625%, 8/1/16                         136,012
     350,000   Xstrata Finance Canada Ltd., 144a, 5.500%,
                 11/16/11                                               363,853
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $  19,881,588
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 31.1%
     355,000   Banc of America Commercial Mortgage, Inc., Ser
                 2007-1, Class AAB, 5.422%, 1/15/49                     374,986
     117,522   Bear Stearns Commercial Mortgage Securities,
                 Ser 2002-TOP6, Class A1, 5.920%, 10/15/36              118,202
     875,000   Bear Stearns Commercial Mortgage Securities,
                 Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42              905,380
     875,000   Bear Stearns Commercial Mortgage Securities,
                 Ser 2007-PW16, Class A4, 5.907%, 6/11/40(a)            890,412
     120,000   Commercial Mortgage Pass Through Certificates,
                 Ser 2004-LB4A, Class A3, 4.405%, 10/15/37              121,747
     135,000   Commercial Mortgage Pass-Thru Certificates, Ser
                 2005-C6, Class A5A, 5.116%, 6/10/44(a)                 141,840
     684,177   Countrywide Asset-Backed Certificates, Ser 2007-
                 S1, Class A5, 6.018%, 11/25/36(a)                      305,084
     146,776   Credit Suisse First Boston Mortgage Securities
                 Corp., Ser 2002-CKN2, Class A2, 5.939%,
                 4/15/37                                                148,426
     550,000   Credit Suisse First Boston Mortgage Securities
                 Corp., Ser 2004-C3, Class A5, 5.113%,
                 7/15/36(a)                                             584,260
   1,105,688   Credit Suisse First Boston Mortgage Securities
                 Corp., Ser 2005-9, Class 2A1, 5.500%,
                 10/25/35                                               960,373
     350,000   CW Capital Cobalt Ltd., Ser 2006-C1, Class A4,
                 5.223%, 8/15/48                                        349,643
   1,288,800   Deutsche ALT-A Securities, Inc. Alternate Loan
                 Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35        1,097,419
     186,030   FNMA, Pool #254759, 4.500%, 6/1/18                       198,695
      70,432   FNMA, Pool #765504, 4.500%, 2/1/19                        75,226
     299,407   FNMA, Pool #974403, 4.500%, 4/1/23                       316,328
     251,997   FNMA, Pool #974401, 4.500%, 4/1/23                       266,238
   1,078,856   FNMA, Pool #983610, 5.000%, 5/1/23                     1,152,605
     234,285   FNMA, Pool #984256, 5.000%, 6/1/23                       250,301
     543,482   FNMA, Pool #988107, 5.000%, 8/1/23                       580,633
     270,387   FNMA, Pool #995472, 5.000%, 11/1/23                      288,871
     243,191   FNMA, Pool #995529, 5.500%, 11/1/22                      263,046
     364,213   FNMA, Pool #889734, 5.500%, 6/1/37                       391,438
     209,903   FNMA, Pool #995220, 6.000%, 11/1/23                      227,958
      51,309   FNMA, Pool #561741, 7.500%, 1/1/31                        58,487
      18,544   FNMA, Pool #535290, 8.000%, 5/1/30                        21,478
      12,560   FNMA, Pool #569874, 8.000%, 2/1/31                        14,547
   1,000,000   GE Capital Commercial Mortgage Corp., Ser
                 2002-2A, Class A3, 5.349%, 8/11/36                   1,057,460
     402,768   GE Capital Commercial Mortgage Corp., Ser
                 2004-C1, Class A2, 3.915%, 11/10/38                    404,825
     415,000   GE Capital Commercial Mortgage Corp., Ser
                 2005-C4, Class ASB, 5.482%, 11/10/45(a)                440,503
      55,271   GNMA, Pool #G2 8503, 4.125%, 9/20/24(a)                   56,829
       5,304   GNMA, Pool #434792, 8.000%, 7/15/30                        5,852
      40,721   GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29             42,397
     400,000   GS Mortgage Securities Corp. II, Ser 2006-GG8,
                 Class AAB, 5.535%, 11/10/39                            429,815
     194,739   Merrill Lynch Mortgage Trust, Ser 2003-KEY1,
                 Class A2, 4.435%, 11/12/35                             195,046
   1,000,000   Morgan Stanley Mortgage Loan Trust, Ser 2007-
                 3XS, Class 2A4S, 5.963%, 1/25/47                       627,193
     374,245   Residential Asset Securitization Trust, Ser 2005-
                 A6CB, Class A8, 5.500%, 6/25/35                        195,151
     520,150   Residential Asset Securitization Trust, Ser 2006-
                 A1, Class 1A3, 6.000%, 4/25/36                         382,135
     187,033   Residential Funding Mortgage Securities I, Ser
                 2006-S2, Class A2, 5.750%, 2/25/36                     132,674
     252,885   Structured Adjustable Rate Mortgage Loan Trust,
                 Ser 2005-23, Class 1A3, 5.450%, 1/25/36(a)             219,647
     523,924   Structured Asset Securities Corp., Ser 2005-17,
                 Class 5A1, 5.500%, 10/25/35                            428,847
     501,682   Washington Mutual Mortgage Pass-Thru
                 Certificates, Ser 2005-9, Class 2A4, 5.500%,
                 11/25/35                                               450,179

Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 31.1% (CONTINUED)
--------------------------------------------------------------------------------

               TOTAL MORTGAGE-BACKED SECURITIES                   $  15,172,176
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 22.1%

$  3,980,000   U.S. Treasury Inflation Indexed Note, 2.000%,
                 4/15/12                                          $   4,429,581
     195,000   U.S. Treasury Note, 1.000%, 4/30/12                      196,462
   1,570,000   U.S. Treasury Note, 1.125%, 12/15/12                   1,582,879
     695,000   U.S. Treasury Note, 3.375%, 11/15/19                     719,814
   3,720,000   U.S. Treasury Note, 3.500%, 5/15/20                    3,893,203
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                    $  10,821,939
--------------------------------------------------------------------------------

               TAXABLE MUNICIPAL BONDS -- 0.9%
     215,000   California State Taxable UTGO, Ser 2009,
                 5.950%, 4/1/16                                         228,364
     205,000   Municipal Electric Auth. of Georgia Rev,
                 Ser 2010, 6.655%, 4/1/57                               197,737
--------------------------------------------------------------------------------
               TOTAL TAXABLE MUNICIPAL BONDS                      $     426,101
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 5.2%
   2,561,166   Touchstone Institutional Money Market Fund^        $   2,561,166
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.0%
               (Cost $48,840,236)                                 $  48,862,970

               LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%            (21,539)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $   48,841,431
================================================================================

*     Non-income producing security.
(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $4,719,041 or 9.7% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

-------------------------------------------------------------------------------------------
DESCRIPTION                      LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
-------------------------------------------------------------------------------------------
Corporate Bonds               $         --    $ 19,881,588    $         --    $ 19,881,588
Mortgage-Backed Securities              --      15,172,176              --      15,172,176
U.S. Treasury Obligations               --      10,821,939              --      10,821,939
Investment Funds                 2,561,166              --              --       2,561,166
Taxable Municipal Bonds                 --         426,101              --         426,101
-------------------------------------------------------------------------------------------
                                                                              $ 48,862,970

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Portfolio of Investments
High Yield Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 91.9%
$    956,000   Accellent, Inc., 144a, 8.375%, 2/1/17              $     936,880
     525,000   ACE Hardware Corp., 144a, 9.125%, 6/1/16                 549,938
   1,308,000   AES Corp., 8.000%, 10/15/17                            1,321,080
      32,000   AES Corp., 144a, 8.750%, 5/15/13                          32,480
   1,457,000   AK Steel Corp., 7.625%, 5/15/20                        1,413,290
     183,726   American Airline Pilot Trust, 10.375%, 7/2/19            203,936
     796,000   Amsted Industries, Inc., 144a, 8.125%, 3/15/18           794,010
   1,598,000   Apria Healthcare Group, Inc., 144a, 11.250%,
                 11/1/14                                              1,701,870
     750,000   ARAMARK Corp., 8.500%, 2/1/15                            757,500
      30,000   Asbury Automotive Group, Inc., 7.625%, 3/15/17            28,200
     506,000   Asbury Automotive Group, Inc., 8.000%, 3/15/14           499,675
     331,000   Ashtead Capital, Inc., 144a, 9.000%, 8/15/16             324,380
     152,000   Ashtead Holdings PLC, 144a, 8.625%, 8/1/15               150,480
   1,000,000   Atlas Energy Operating Co. LLC / Atlas Energy
                 Finance Corp., 12.125%, 8/1/17                       1,105,000
     533,000   Atlas Pipeline Partners LP, 8.750%, 6/15/18              495,690
     350,000   Axcan Intermediate Holdings, Inc., 9.250%,
                 3/1/15                                                 357,000
   1,000,000   Axcan Intermediate Holdings, Inc., 12.750%,
                 3/1/16                                               1,012,500
     650,000   Basic Energy Services, Inc., 7.125%, 4/15/16             539,500
   1,013,000   Basic Energy Services, Inc., 11.625%, 8/1/14 *         1,088,975
     750,000   BE Aerospace, Inc., 8.500%, 7/1/18                       787,500
     650,000   Beazer Homes USA, Inc., 6.875%, 7/15/15                  570,375
     578,000   Berry Petroleum Co., 8.250%, 11/1/16                     559,215
     457,000   Buckeye Technologies, Inc., 8.500%, 10/1/13              462,712
     196,000   BWAY Holding Co., 144a, 10.000%, 6/15/18                 204,330
     452,000   Capella Healthcare, Inc., 144a, 9.250%, 7/1/17           456,520
     400,000   Cascades, Inc., 7.875%, 1/15/20                          398,000
     672,000   Cascades, Inc., 7.750%, 12/15/17                         668,640
     250,000   Case New Holland, Inc., 7.125%, 3/1/14                   258,750
   1,500,000   Case New Holland, Inc., 144a, 7.875%, 12/1/17          1,511,250
     141,000   CCO Holdings LLC / CCO Holdings Capital
                 Corp., 144a, 8.125%, 4/30/20                           144,173
     627,000   Cellu Tissue Holdings, Inc., 11.500%, 6/1/14             677,160
      52,000   Cenveo Corp., 7.875%, 12/1/13                             49,920
   1,800,000   Cenveo Corp., 8.875%, 2/1/18                           1,728,000
   1,200,000   Cequel Communications Holdings l LLC and
                 Cequel Capital Corp., 144a, 8.625%, 11/15/17         1,195,500
     205,000   Chesapeake Energy Corp., 9.500%, 2/15/15                 226,525
   1,468,000   Chesapeake Energy Corp., 6.500%, 8/15/17               1,447,815
     187,000   CHS/Community Health Systems, Inc., 8.875%,
                 7/15/15                                                192,844
   1,130,000   Cincinnati Bell, Inc., 7.000%, 2/15/15                 1,059,375
   2,250,000   CIT Group, Inc., 7.000%, 5/1/16                        2,053,125
     103,000   Clean Harbors, Inc., 7.625%, 8/15/16                     105,832
   1,169,000   Clear Channel Worldwide Holdings, Inc., 144a,
                 9.250%, 12/15/17                                     1,174,845
      22,000   Clear Channel Worldwide Holdings, Inc., 144a,
                 9.250%, 12/15/17                                        21,890
     746,000   Cloud Peak Energy Resources LLC / Cloud Peak
                 Energy Finance Corp., 144a, 8.500%, 12/15/19           742,270
   1,000,000   CMS Energy Corp., 8.750%, 6/15/19                      1,104,089
   1,021,000   Coffeyville Resources LLC, 144a, 10.875%,
                 4/1/17                                                 995,475
     975,000   Communications & Power Industries, Inc.,
                 8.000%, 2/1/12                                         972,563
     926,000   Connacher Oil and Gas Ltd., 144a, 10.250%,
                 12/15/15                                               914,425
     198,000   Consol Energy, Inc., 144a, 8.000%, 4/1/17                204,435
     198,000   Consol Energy, Inc., 144a, 8.250%, 4/1/20                206,415
     457,000   Cooper-Standard Automotive, Inc., 144a, 8.500%,
                 5/1/18                                                 460,428
     316,000   Copano Energy LLC / Copano Energy Finance
                 Corp., 8.125%, 3/1/16                                  311,260
     320,000   Credit Acceptance Corp., 144a, 9.125%, 2/1/17            321,600
     529,000   Cricket Communications Inc., 7.750%, 5/15/16             539,580
     216,000   Cricket Communications, Inc., 9.375%, 11/1/14            219,240
     236,000   Crosstex Energy/Crosstex Energy Finance Corp.,
                 8.875%, 2/15/18                                        235,705
     778,000   Crown Castle International Corp., 9.000%,
                 1/15/15                                                822,735
   1,096,000   CSC Holdings LLC, 144a, 8.625%, 2/15/19                1,152,170
     583,000   DaVita, Inc., 6.625%, 3/15/13                            583,728
     310,000   Edison Mission Energy, 7.000%, 5/15/17                   198,400
   1,000,000   Enterprise Products Operating LLC, Ser A,
                 8.375%, 8/1/66 (a)                                     998,750
     917,000   Enterprise Products Operating LLC, 7.000%,
                 6/1/67 (a)                                             806,960
   1,102,000   Equinox Holdings, Inc., 144a, 9.500%, 2/1/16           1,089,603
     100,000   Expro Finance Luxembourg SCA, 144a, 8.500%,
                 12/15/16                                                95,500
     568,000   First Data Corp., 9.875%, 9/24/15                        431,680
   1,156,000   Fisher Communications, Inc., 8.625%, 9/15/14           1,135,770
     780,000   Ford Motor Credit Co. LLC, 8.125%, 1/15/20               796,140
     175,000   Ford Motor Credit Co. LLC, 7.000%, 10/1/13               178,441
     420,000   Foundation PA Coal Co. LLC, 7.250%, 8/1/14               427,350
     334,000   GCI, Inc., 7.250%, 2/15/14                               333,583
      30,000   General Cable Corp., 7.125%, 4/1/17 +                     29,700
     740,000   Gibraltar Industries, Inc., Ser B, 8.000%,
                 12/1/15                                                714,100
     909,000   Gibson Energy ULC / GEP Midstream Finance
                 Corp., 11.750%, 5/27/14                                981,720
     863,000   Goodyear Tire & Rubber, 10.500%, 5/15/16                 938,512
     711,355   HCA, Inc., 9.625%, 11/15/16                              761,150
     657,000   HCA, Inc., 5.750%, 3/15/14                               611,010
   1,264,000   Helix Energy Solutions Group, Inc., 144a,
                 9.500%, 1/15/16                                      1,162,880
     711,000   Hilcorp Energy l LP/Hilcorp Finance Co., 144a,
                 9.000%, 6/1/16                                         728,775
     760,000   Hilcorp Energy l LP/Hilcorp Finance Co., 144a,
                 7.750%, 11/1/15                                        748,600
   1,070,000   Holly Energy Partners LP/Holly Energy Finance
                 Corp., 6.250%, 3/1/15                                1,021,850
     466,000   IASIS Healthcare LLC / IASIS Capital Corp.,
                 8.750%, 6/15/14                                        463,670
     384,000   Ingles Markets, Inc., 8.875%, 5/15/17                    390,720
     599,000   Insight Communications Co., Inc., 144a, 9.375%,
                 7/15/18                                                599,000
     297,000   Intelsat Jackson Holdings SA, 144a, 8.500%,
                 11/1/19                                                299,970
     763,000   Intergen NV, 144a, 9.000%, 6/30/17                       759,185
      40,000   International Lease Finance Corp., 144a, 8.750%,
                 3/15/17                                                 37,900
     627,000   Interpublic Group of Cos., Inc., 10.000%, 7/15/17        691,267
     155,000   Iron Mountain, Inc., 8.375%, 8/15/21                     158,100
     491,000   Jarden Corp., 7.500%, 5/1/17                             481,180
     250,000   Jarden Corp., 8.000%, 5/1/16                             256,875
     777,000   Kemet Corp., 144a, 10.500%, 5/1/18                       769,230
     554,000   Koppers, Inc., 7.875%, 12/1/19                           559,540
     116,000   Lamar Media Corp., 6.625%, 8/15/15                       111,070
      45,000   Lamar Media Corp., 144a, 7.875%, 4/15/18                  44,887
     348,000   Lamar Media Corp., Ser B, 6.625%, 8/15/15                329,730
     420,000   LBI Escrow Corp., 144a, 8.000%, 11/1/17                  432,600
     168,000   Lear Corp., 7.875%, 3/15/18                              168,420
   1,282,000   Libbey Glass, Inc., 144a, 10.000%, 2/15/15             1,326,870
      50,000   Liberty Mutual Group, Inc., 144a, 10.750%,
                 6/15/58 (a)                                             54,000
   1,000,000   M/I Homes, Inc., 6.875%, 4/1/12                          990,000

Touchstone Investment Trust - Portfolio of Investments
High Yield Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 91.9% (CONTINUED)
$  1,125,000   MarkWest Energy Partners LP / MarkWest
                 Energy Finance Corp., Ser B, 8.750%, 4/15/18     $   1,136,250
     951,000   Martin Midstream Partners & Finance, 144a,
                 8.875%, 4/1/18                                         941,490
     208,000   Massey Energy Co., 6.875%, 12/15/13                      203,060
     500,000   Meritage Homes Corp., 6.250%, 3/15/15                    472,500
   1,300,000   MetLife, Inc., 10.750%, 8/1/39                         1,545,089
     361,000   Moog, Inc., 7.250%, 6/15/18                              353,780
     614,000   Mueller Water Products, Inc., 7.375%, 6/1/17             538,785
     497,000   Navistar International Corp., 8.250%, 11/1/21            504,455
   1,097,000   New Communications Holdings, Inc., 144a,
                 8.500%, 4/15/20                                      1,099,743
     450,000   Nextel Communications, Inc., Ser E, 6.875%,
                 10/31/13                                               435,938
     169,000   North American Energy, 144a, 10.875%, 6/1/16             174,070
     949,000   Novelis, Inc, 7.250%, 2/15/15                            915,785
   1,000,000   Omega Healthcare Investors, Inc., 144a, 7.500%,
                 2/15/20                                                997,500
      95,000   Omnicare, Inc., 7.750%, 6/1/20                            96,900
     850,000   Overseas Shipholding Group, Inc., 8.750%,
                 12/1/13                                                873,375
     375,000   Owens-Brockway Glass Container, Inc., 7.375%,
                 5/15/16                                                390,938
     756,000   PAETEC Holding Corp., 144a, 8.875%, 6/30/17              756,000
      40,000   PE Paper Escrow GmbH, 144a, 12.000%, 8/1/14               43,950
     856,000   Penske Auto Group, Inc., 7.750%, 12/15/16                804,640
     468,000   Petrohawk Energy Corp., 10.500%, 8/1/14                  503,100
     750,000   Petrohawk Energy Corp., 7.875%, 6/1/15                   751,875
   1,454,000   Pioneer Drilling Co., 144a, 9.875%, 3/15/18            1,424,920
     534,000   PNM Resources, Inc., 9.250%, 5/15/15                     568,042
     341,000   PPF Funding, Inc., 144a, 5.700%, 4/15/17                 316,494
   1,000,000   Puget Sound Energy, Inc., Ser A, 6.974%, 6/1/67
                (a)                                                     916,040
     805,000   Quebecor Media, Inc., 7.750%, 3/15/16                    788,900
     167,000   Quebecor Media, Inc., 7.750%, 3/15/16                    163,660
     699,000   QVC, Inc., 144a, 7.500%, 10/1/19                         686,767
     749,000   Qwest Communications International, Inc.,
                 7.500%, 2/15/14                                        750,872
     468,000   Regency Energy Partners, 8.375%, 12/15/13                482,040
   1,478,000   Regency Energy Partners LP/Regency Energy
                 Finance Corp., 144a, 9.375%, 6/1/16                  1,566,680
     633,000   Res-Care, Inc., 7.750%, 10/15/13                         623,505
     110,000   Reynolds Group Issuer, Inc. / Reynolds Group
                 Issuer LLC, 144a, 7.750%, 10/15/16                     107,525
     128,000   RRI Energy, Inc., 7.625%, 6/15/14                        126,080
     305,000   RSC Equipment Rental, Inc./RSC Holdings III
                 LLC, 144a, 10.000%, 7/15/17                            327,112
   1,723,000   Sabine Pass LNG LP, 7.250%, 11/30/13                   1,550,700
     226,000   Sealy Mattress Co., 8.250%, 6/15/14                      226,565
     158,000   Service Corp International, 7.000%, 6/15/17              155,630
     645,000   Service Corp International, 8.000%, 11/15/21             648,225
     185,000   Simmons Bedding Co., 144a, 11.250%, 7/15/15              198,644
     556,000   Solo Cup Co., 10.500%, 11/1/13                           574,765
     765,000   Sprint Nextel Corp., 8.375%, 8/15/17                     765,000
     783,000   SquareTwo Financial Corp., 144a, 11.625%,
                 4/1/17                                                 740,914
     839,000   Steel Dynamics, Inc., 6.750%, 4/1/15                     842,146
     395,000   Stena AB, 7.000%, 12/1/16 *                              376,237
     350,000   Stewart Enterprises, Inc., 6.250%, 2/15/13               343,875
     500,000   Stewart Enterprises, Inc., 3.125%, 7/15/14               434,375
     806,000   StoneMor, Cornerstone, OSIR, 144a, 10.250%,
                 12/1/17                                                818,090
     379,000   SunGard Data Systems, Inc., 4.875%, 1/15/14              356,260
     219,000   Targa Resources Partners, 8.250%, 7/1/16                 215,168
   1,136,000   Targa Resources Partners, 144a, 11.250%, 7/15/17       1,243,920
     788,000   Texas Industries, Inc., 7.250%, 7/15/13                  762,390
     462,000   Texas Industries, Inc., 7.250%, 7/15/13                  446,985
      64,000   TransDigm, Inc., 144a, 7.750%, 7/15/14                    64,000
     409,000   Transocean, Inc., 7.375%, 4/15/18                        388,017
     572,000   Transocean, Inc., 6.000%, 3/15/18                        526,441
      46,000   TreeHouse Foods, Inc., 7.750%, 3/1/18                     47,725
     123,000   TW Telecom Holdings, Inc., 144a, 8.000%, 3/1/18          125,460
     528,000   United Refining Co., Ser 2, 10.500%, 8/15/12             484,440
     125,000   United Rentals North America, Inc., 10.875%,
                 6/15/16                                                134,063
     768,000   Universal Hospital Services, Inc., 4.134%, 6/1/15
                 (a)                                                    645,120
     395,000   US Concrete, Inc., 8.375%, 4/1/14 +(b)                   205,400
     453,000   Viasat, Inc., 8.875%, 9/15/16                            460,927
     429,000   Visant Holding Corp., 8.750%, 12/1/13                    433,290
   1,885,000   Wind Acquisition Finance SA, 144a, 11.750%,
                 7/15/17                                              1,932,125
     441,000   Windstream Corp., 8.125%, 8/1/13                         455,884
   1,565,000   Windstream Corp., 8.625%, 8/1/16                       1,576,737
     101,000   WMG Acquisition Corp., 7.375%, 4/15/14                    96,202
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $ 102,831,066
--------------------------------------------------------------------------------

   SHARES
--------------------------------------------------------------------------------

               PREFERRED STOCK --0.1%
               FINANCIALS --0.1%
       227     GMAC, Inc. 144a, 7.00%                             $     176,443
--------------------------------------------------------------------------------

               INVESTMENT FUNDS -- 5.7%
     246,391   Invesco Liquid Assets Portfolio**                        246,391
   6,120,574   Touchstone Institutional Money Market Fund^            6,120,574
--------------------------------------------------------------------------------
               TOTAL INVESTMENT FUNDS                             $   6,366,965
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 97.7%
               (Cost $109,963,128)                                $ 109,374,474

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.3%          2,532,293
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $ 111,906,767
================================================================================

*     Non-income producing security.
(a) Variable rate security - the rate reflected is the rate in effect as of 30, 2010.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $232,749.
(b)   In Default
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $36,086,611 or 32.3% of net assets.

Touchstone Investment Trust - Portfolio of Investments
High Yield Fund -- June 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

------------------------------------------------------------------------------------
DESCRIPTION            LEVEL 1         LEVEL 2         LEVEL 3            TOTAL
------------------------------------------------------------------------------------
Corporate Bonds     $          --   $ 102,831,066   $          --     $ 102,831,066
Investment Funds        6,366,965              --              --         6,366,965
Preferred Stocks          176,443              --              --           176,443
------------------------------------------------------------------------------------
                                                                      $ 109,374,474

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 15.9%
$    500,000   Alabama Power Co., Ser HH, 5.100%, 2/1/11          $     513,269
     150,000   Alabama Power Co., Ser R, 4.700%, 12/1/10                152,606
   4,225,000   AT&T Wireless Services Inc. 7.875% SNR
                 NOTES, 7.875%, 3/1/11                                4,419,609
   3,038,000   AT&T, Inc., 5.300%, 11/15/10                           3,090,811
   5,000,000   BallensIsles Country Club, Inc., 0.350%,
                 7/1/10                                               5,000,000
     291,000   Bank of America Corp, 4.250%, 10/1/10                    293,666
     680,000   Caterpillar Financial Services Corp., 5.050%,
                 12/1/10                                                692,373
   1,325,000   ConocoPhillips, 9.375%, 2/15/11                        1,397,074
   6,000,000   Countrywide Home Loans, Inc., Ser MTNL,
                 4.000%, 3/22/11                                      6,119,882
   1,000,000   Credit Suisse USA, Inc., 5.250%, 3/2/11                1,031,152
   3,800,000   Credit Suisse USA, Inc., 4.875%, 8/15/10               3,820,002
   1,922,000   Deutsche Bank AG London, 5.000%,
                 10/12/10                                             1,945,583
     300,000   General Electric Capital Corp., Ser MTNA,
                 6.125%, 2/22/11                                        310,435
     205,000   General Electric Capital Corp., 5.200%,
                 2/1/11                                                 210,421
   2,450,000   General Electric Capital Corp., Ser MTNA,
                 4.250%, 9/13/10                                      2,469,162
   1,200,000   Georgia Power Company, Ser S, 4.000%,
                 1/15/11                                              1,222,909
     800,000   JPMorgan Chase & Co., 4.600%, 1/17/11                    817,020
   9,824,561   Overseas Private Investment Corp., Ser 1,
                 0.250%, 7/7/10                                       9,824,561
     520,000   Toyota Motor Credit Corp., 4.350%, 12/15/10              529,261
   1,180,000   Wal-Mart Stores, Inc., 4.125%, 7/1/10                  1,180,000
   5,235,000   Wells Fargo & Co., 4.625%, 8/9/10                      5,255,389
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $  50,295,185
--------------------------------------------------------------------------------

               TAXABLE MUNICIPAL BONDS -- 13.2%

   2,600,000   AMP OH Elec Rev UTGO BANS, Ser 2009
                 B, 2.00%, 10/28/10                                   2,604,242
   3,541,049   Austintown OH LSD Sch Impt BANS, Ser
                 2010, 2.50%, 11/17/10                                3,553,159
   4,900,000   Botsford General Hospital Rev Bonds, (LOC
                 - U.S. Bank N.A.) Ser 1997 A, Class A,
                 0.32%, 7/1/10                                        4,900,000
   1,000,000   Butler Cnty OH LTGO BANS, Ser 2009,
                 1.65%, 8/5/10                                        1,000,000
   2,000,000   Franklin Co OH Rev Notes, Ser 2010, 1.10%,
                 3/11/11                                              2,002,739
   4,200,000   Fulton Co Dev Auth. Rev Bonds, (LOC:
                 Columbus Bank & Trust) Ser 2005, 0.41%,
                 7/1/10                                               4,200,000
   5,000,000   Jacksonville FL Econ Dev Commn Hlthcare
                 Facs Rev, (LOC: TD Bank NA) Ser 2005,
                 0.19%, 7/1/10                                        5,000,000
     575,000   Jeffersonville IN UTGO BANS, Ser 2009,
                 2.00%, 9/23/10                                         575,000
   1,600,000   Mason OH Rev Notes, Ser 2010, 1.50%,
                 2/2/11                                               1,602,801
   1,300,000   OH St Higher Edl Fac Rev, (SPA:
                 Landesbank Hessen-Thuringen) Ser 2002,
                 Class A, 0.17%, 7/1/10                               1,300,000
   5,200,000   Ramapo NY UTGO BANS, Ser 2009, 2.00%,
                 12/15/10                                             5,214,782
   1,735,000   SC Jobs-Econ Dev Auth. Rev Bonds, (LOC -
                 FHLB) Ser 2007, Class B, 0.55%, 7/1/10               1,735,000
   1,200,000   VT Edl & Hlth Bldgs, (LOC: TD Bank NA)
                 Ser 2008, Class A, 0.15%, 7/1/10                     1,200,000
   3,030,000   Wood River WI Rev Bonds, (LOC - US Bank
                 N.A.) Ser 2001, Class B, 0.32%, 7/1/10               3,030,000
   3,800,000   Woodbridge CT UTGO BANS, Ser 2009,
                 2.00%, 8/26/10                                       3,800,971
-------------------------------------------------------------------------------
               TOTAL TAXABLE MUNICIPAL BONDS                      $  41,718,694
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.2%

   1,210,000   FFCB, 3.00%, 3/3/11                                    1,230,400
     675,000   FFCB, 3.75%, 12/6/10                                     684,801
     635,000   FHLB, 0.38%, 1/6/11                                      634,867
     250,000   FHLB, Ser 1, 0.50%, 10/29/10                             250,160
   4,500,000   FHLB, 0.88%, 1/20/11                                   4,509,280
   2,000,000   FHLB, 1.05%, 7/8/10                                    2,000,314
   1,000,000   FHLB, 1.05%, 7/20/10                                   1,000,436
     825,000   FHLB, 1.30%, 7/30/10                                     825,699
     100,000   FHLB, 3.50%, 12/10/10                                    101,384
     800,000   FHLB, Ser KU10, 4.75%, 8/13/10                           804,023
     300,000   FHLB, Ser XD10, 5.00%, 12/10/10                          306,071
     200,000   FHLMC, 3.25%, 2/25/11                                    203,547
     110,000   FHLMC, 4.50%, 12/16/10                                   112,082
   2,400,000   FNMA, 3.00%, 7/12/10                                   2,402,024
     373,000   FNMA, 4.25%, 8/15/10                                     374,853
   9,289,000   FNMA, 6.25%, 2/1/11                                    9,569,769
   2,412,281   Overseas Private Investment Corp, Ser A,
                 0.25%, 7/7/10                                        2,412,281
   2,818,182   Overseas Private Investment Corp, 0.25%,
                 7/7/10                                               2,818,182
   2,916,667   Overseas Private Investment Corp, 0.25%,
                 7/7/10                                               2,916,666
   7,719,298   Overseas Private Investment Corp, 0.25%,
                 7/7/10                                               7,719,298
   8,100,000   Overseas Private Investment Corp., Ser B,
                 0.25%, 7/7/10                                        8,100,000
   8,496,000   Overseas Private Investment Corp. FRN
                 COP, 0.25%, 7/7/10                                   8,496,000
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS                                      $  57,472,137
--------------------------------------------------------------------------------

               CERTIFICATE OF DEPOSIT -- 0.4%
    1,300,000  Toronto Dominion Bank/NY, 0.351%,
                 11/5/10                                              1,299,982
--------------------------------------------------------------------------------

               TIME DEPOSIT -- 3.6%
   11,314,000  BNP Paribas Finance Inc., 0.040%, 7/1/10              11,314,000
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 49.5%
      513,000  Alameda Co CA IDA Rev (Oakland Pallet
                 Inc), (LOC: Comerica Bank) Ser 2008,
                 Class B, 0.500%, 7/1/10                                513,000
    9,900,000  Allen Co OH Hosp Facs Rev, (LOC: Bank of
                 America N.A.) Ser 2008 A, 0.160%, 7/1/10             9,900,000
    4,150,000  Andrew W Mellon Foundation NY, Ser 2008,
                 0.380%, 7/1/10                                       4,150,000
    2,300,000  Athens-Clarke Co Unified Government Dev
                 Auth Rev Bonds, (LOC: Bank of America
                 N.A.) Ser 2005, 0.230%, 7/1/10                       2,300,000
    1,870,000  Auburn ME Rev, (LOC: TD Bank N.A.) Ser
                 2001, Class J, 0.400%, 7/7/10                        1,870,000
       95,000  Bath Technology Associates Ltd., (LOC:
                 Bank of America N.A.) Ser 1997, 0.400%,
                 7/1/10                                                  95,000

Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 49.5%
               (CONTINUED)
$  1,420,000   Blossom Hill Development Co. Ltd., (LOC:
                 US Bank N.A.) Ser 2001, 0.650%, 7/1/10           $   1,420,000
   1,005,000   Burgess & Niple Ltd., (LOC: National City
                 Bank) 0.450%, 7/1/10                                 1,005,000
   7,200,000   Chatom AL IDB Gulf Opp Zone, (SPA:
                 National Rural Utilities Finance) Ser 2008
                 A, 0.900%, 11/15/10                                  7,200,000
   3,038,000   CHS Properties, Inc., (LOC: Wachovia Bank)
                 Ser 2006, 0.350%, 7/1/10                             3,038,000
   2,600,000   Cincinnati Christ University, (LOC: US Bank
                 N.A.) 0.700%, 7/1/10                                 2,600,000
     110,000   CO Health Facs Auth Rev EDR, (LOC: JP
                 Morgan Chase Bank) Ser 2005 B, Class B,
                 0.800%, 7/1/10                                         110,000
     275,000   Connelly/Brueshaber Parternship #1, (LOC:
                 US Bank N.A.) Ser 2000, 0.650%, 7/1/10                 275,000
   1,715,000   Corporate Finance Managers, Inc., (LOC:
                 Wells Fargo Bank N.A.) 0.350%, 7/1/10                1,715,000
   5,360,000   Crystal Clinic, (LOC: FHLB) 0.450%, 7/1/10             5,360,000
   1,900,000   Cuyahoga Co OH Rev, (SPA: Bank of
                 America NA) Ser 2004 B3, 0.130%, 7/1/10              1,900,000
   6,000,000   Cuyahoga Co OH Rev Subser B1, (SPA:
                 JPMorgan Chase Bank) Ser 2004, 0.130%,
                 7/1/10                                               6,000,000
   1,000,000   Dayton Wheel Concepts, Inc., (LOC:
                 National City Bank) 0.370%, 7/1/10                   1,000,000
   1,500,000   Douglas Co GA Dev Auth LLC, (LOC: Wells
                 Fargo Bank N.A.) Ser 2007, Class B,
                 0.400%, 7/1/10                                       1,500,000
   5,810,000   Driftwood Landing Corp., (LOC: National
                 City Bank) Ser 2002, 0.370%, 7/1/10                  5,810,000
   1,025,000   Farley Investment Properties LLC, (LOC: US
                 Bank N.A.) 0.650%, 7/1/10                            1,025,000
   6,840,000   First Church of Christ Christian, Inc., (LOC:
                 FHLB) Ser 06B, 0.650%, 7/1/10                        6,840,000
     300,000   FL Hsg Fin Corp. (Waterford Pointe), (LOC:
                 FNMA) Ser 2000, Class E, 0.400%, 7/1/10                300,000
   1,000,000   French Lick IN EDR, (LOC: National City
                 Bank) Ser 2008, Class A, 0.450%, 7/1/10              1,000,000
   3,190,000   Helmholdt Capital LLC, (LOC: FHLB)
                 0.500%, 7/1/10                                       3,190,000
     500,000   Hopewell Development Co., (LOC: National
                 City Bank) 0.450%, 7/1/10                              500,000
   1,855,000   Kenwood Lincoln-Mercury, (LOC: National
                 City Bank) Ser 2000, 0.370%, 7/1/10                  1,855,000
   1,600,000   KS St Dev Fin Auth Rev, (LOC: FHLB) Ser
                 2002, Class O, 0.450%, 7/1/10                        1,600,000
   2,355,000   LA Local Govt Env Facs & Commn Dev
                 Auth Rev Bonds, (LOC: LaSalle Bank
                 N.A.) Ser 2007, Class B, 1.000%, 7/1/10              2,355,000
   1,000,000   Labcon NA, Ser 2010, 0.430%, 7/7/10                    1,000,000
   1,330,000   Laurel Grocery Co. LLC, (LOC: US Bank
                 N.A.) Ser 2003, 0.650%, 7/1/10                       1,330,000
   3,700,000   Lowell Family LLC, (LOC: LaSalle Bank
                 N.A.) 0.450%, 7/1/10                                 3,700,000
   4,400,000   Mason City Clinic, (LOC: Wells Fargo Bank
                 N.A.) Ser 1992, 0.380%, 7/7/10                       4,400,000
   2,655,000   Metropolitan Govt Nashville & Davidson TN,
                 (LOC: FHLB) Ser 2006, Class B, 0.350%,
                 7/1/10                                               2,655,000
   1,000,000   Meyer Cookware Industries, Inc., (LOC:
                 Wells Fargo Bank N.A.) Ser 1999, 0.400%,
                 7/7/10                                               1,000,000
   1,835,000   Miarko, Inc., (LOC: PNC Bank NA) 0.370%,
                 7/1/10                                               1,835,000
   4,200,000   Midwestern Univ IL Ed Ln, (LOC: Royal
                 Bank of Canada) Ser 2009 A, 0.350%,
                 7/1/10                                               4,200,000
   3,739,000   Mill Street Village LLC, (LOC: FHLB)
                 0.570%, 7/1/10                                       3,739,000
   2,745,000   Neltner Properties LLC, (LOC: US Bank
                 N.A.) Ser 1999, 0.650%, 7/1/10                       2,745,000
     950,000   New Belgium Brewing Co., Inc., (LOC:
                 Wells Fargo Bank N.A.) Ser 2000, 0.400%,
                 7/1/10                                                 950,000
   1,285,000   NH St Business Fin Auth Rev (Alice Peck
                 Day - B), (LOC: TD Banknorth N.A.) Ser
                 2007, Class B, 0.400%, 7/1/10                        1,285,000
     345,000   Oakland-Alameda Co CA Coliseum Auth
                 Lease Rev, (LOC: Bank of New York) Ser
                 A-2, Class D, 0.360%, 7/1/10                           345,000
   1,990,000   Odenton Baptist Church, (LOC: PNC Bank
                 N.A.) 0.550%, 7/1/10                                 1,990,000
   1,400,000   OH St Wtr Dev Auth PCR Facs Rev, (LOC:
                 Barclays Bank PLC) Ser 2006, 0.150%,
                 7/1/10                                               1,400,000
   1,910,000   Old Hickory TN/AHPC, (LOC: Wachovia
                 Bank) 0.350%, 7/1/10                                 1,910,000
     200,000   Platte Co MO IDA Rev (Complete Home),
                 (LOC: US Bank N.A.) Ser 2007, Class B,
                 0.350%, 7/1/10                                         200,000
     600,000   Polk Co FL IDA IDR (Metromont Corp),
                 (LOC: Wells Fargo Bank N.A.) Ser 2007,
                 Class B, 0.400%, 7/1/10                                600,000
   2,162,000   Progress Industrial Properties, Inc., (LOC:
                 FHLB) 0.450%, 7/1/10                                 2,162,000
   1,400,000   QC Reprographics, Inc., (LOC: US Bank
                 N.A.) 0.650%, 7/1/10                                 1,400,000
     750,000   Riverview Medical Office Building LP,
                 (LOC: National City Bank) Ser 1997,
                 0.370%, 7/1/10                                         750,000
     940,000   San Juan Regional Medical Center, (LOC:
                 Scotia Bank) 0.400%, 7/1/10                            940,000
   1,770,000   Secor Realty Inc, (LOC: National City Bank)
                 0.370%, 7/1/10                                       1,770,000
   2,785,000   Sheboygan Falls WI Indl Rev (HTT Inc),
                 (LOC: US Bank N.A.) Ser 2007, Class B,
                 0.500%, 7/1/10                                       2,785,000
   1,845,000   Sheltair Daytona Beach LLC, Ser 2004,
                 0.600%, 7/1/10                                       1,845,000
     600,000   Simba USA LLC, (LOC: US Bank N.A.) Ser
                 2003, 0.500%, 7/1/10                                   600,000
   1,600,000   Southeast Christian Church of Jefferson
                 County Kentucky, Inc., (LOC: JP Morgan
                 Chase Bank) Ser 2003, 0.350%, 7/1/10                 1,600,000
   1,710,000   Southwestern IL Dev Auth IDR (Mattingly
                 Lumber), (LOC: FHLB) Ser 2005, Class B,
                 0.480%, 7/1/10                                       1,710,000
   2,405,000   SPG Capital LLC, (LOC: LaSalle Bank N.A.)
                 0.600%, 7/1/10                                       2,405,000
   1,925,000   Springfield MO Redev Auth Rev (Univ Plaza
                 Hotel), (LOC: Bank of America N.A.) Ser
                 2003, 0.450%, 7/1/10                                 1,925,000
   1,530,000   Springside Corp. Exchange Partners I LLC,
                 (LOC: US Bank N.A.) 0.370%, 7/1/10                   1,530,000
   3,200,000   St Paul MN Port Auth Dist, (LOC: Deutsche
                 Bank A.G.) Ser 2009, 0.320%, 7/1/10                  3,200,000

Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES -- 49.5%
               (CONTINUED)
$  1,655,000   St Pauls Episcopal Church of Indianapolis IN,
                 (LOC: JP Morgan Chase Bank) Ser 2008,
                 0.350%, 7/7/10                                   $   1,655,000
   2,015,000   SW OH Water Company, (LOC: PNC Bank
                 N.A.) 0.370%, 7/1/10                                 2,015,000
   4,500,000   TX St Veterans Hsg Assist UTGO, (LOC:
                 Landesbank Hessen-Thuringen) Ser 1994,
                 0.400%, 7/7/10                                       4,500,000
   1,600,000   Upper IL River Valley Dev Auth IDR, (LOC:
                 LaSalle Bank N.A.) Ser 2003, Class B,
                 0.470%, 7/1/10                                       1,600,000
   1,125,000   WA St Hsg Fin Commn MFH Rev (Brittany
                 PK PJ-B), (LOC: FNMA) Ser 1996, Class
                 B, 0.370%, 7/1/10                                    1,125,000
    925,000    West Point Market, Inc., (LOC: FHLB) Ser
                 2000, 0.550%, 7/1/10                                   925,000
   2,750,000   Winnebago Co IL Indl Dev, (LOC: FHLB)
                 Ser 2001, 0.350%, 7/1/10                             2,750,000
   2,500,000   XII West Maple Street LLC, (LOC: LaSalle
                 Bank N.A.) 0.600%, 7/1/10                            2,500,000
   2,875,000   Yuengling Beer Co., Inc., (LOC: PNC Bank
                 N.A.) Ser 99A, 0.500%, 7/1/10                        2,875,000
--------------------------------------------------------------------------------
               TOTAL VARIABLE RATE DEMAND NOTES                   $ 156,277,000
--------------------------------------------------------------------------------

   SHARES
--------------------------------------------------------------------------------

               INVESTMENT FUNDS -- 0.0%
         602   Brown Brothers Harriman Cash Sweep
                 Account                                          $         602
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.8%
               (Cost $318,377,600)                                $ 318,377,600

               LIABILITIES IN EXCESS OF OTHER ASSETS --
               (0.8%)                                                (2,530,660)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $ 315,846,940
================================================================================

PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
COP -- Certificates of Participation
EDR -- Economic Development Revenue
FFCB -- Federal Farm Credit Bank
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FRN -- Floating Rate Note
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LTGO -- Limited Tax General Obligation
LSD -- Local School District
MFH -- Multi-Family Housing
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

-------------------------------------------------------------------------------------------------------
DESCRIPTION                              LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes            $          --    $ 156,277,000    $          --    $ 156,277,000
U.S. Government Agency Obligations               --       57,472,137               --       57,472,137
Corporate Bonds                                  --       50,295,185               --       50,295,185
Taxable Municipal Bonds                          --       41,718,694               --       41,718,694
Time Deposits                                    --       11,314,000               --       11,314,000
Certificates of Deposit                          --        1,299,982               --        1,299,982
Investment Funds                                602               --               --              602
-------------------------------------------------------------------------------------------------------
                                                                                         $ 318,377,600

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Portfolio of Investments
Money Market Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 18.6%
$  1,000,000   Alabama Power Co., Ser HH, 5.100%, 2/1/11          $   1,026,878
     150,000   Alabama Power Co., Ser R, 4.700%, 12/1/10                152,189
   6,945,000   Alprion LLC, Ser 2004, 0.350%, 7/1/10                  6,945,000
   3,550,000   AT&T Wireless Services Inc., 7.875%,
                 3/1/11                                               3,713,622
     995,000   Bank of America, 4.500%, 8/1/10                          997,588
     135,000   Bear Stearns Company (JPM), 4.500%,
                 10/28/10                                               136,485
     150,000   Bear Stearns Company (JPM), 5.850%,
                 7/19/10                                                150,370
     750,000   Caterpillar Financial Services Corp, Ser
                 POWR, 5.650%, 12/15/10                                 766,697
     250,000   Caterpillar Financial Services Corp., Ser
                 POWR, 4.750%, 3/15/11                                  256,705
     848,000   Caterpillar Financial Services Corp., 5.050%,
                 12/1/10                                                863,504
     695,000   ConocoPhillips, 9.375%, 2/15/11                          732,602
   5,000,000   Countrywide Home Loans, Inc., Ser MTNL,
                 4.000%, 3/22/11                                      5,099,902
   3,875,000   Credit Suisse USA, Inc., 4.875%, 8/15/10               3,895,060
     800,000   Credit Suisse USA, Inc., 5.250%, 3/2/11                  824,922
     450,000   Deutsche Bank AG London, 5.000%,
                 10/12/10                                               455,532
   5,500,000   Flamingo Enterprises, Inc., 0.450%, 7/1/10             5,500,000
     253,000   General Electric Capital Corp., 5.200%,
                 2/1/11                                                 259,642
     375,000   General Electric Capital Corp., Ser MTNA,
                 6.875%, 11/15/10                                       383,584
     350,000   General Electric Capital Corp., 4.875%,
                 10/21/10                                               354,361
   2,052,000   General Electric Capital Corp., Ser MTNA,
                 4.250%, 9/13/10                                      2,067,390
     200,000   General Electric Capital Corp., 0.405%,
                 7/21/10                                                199,846
     350,000   General Electric Capital Corp., 5.500%,
                 4/28/11                                                360,971
   1,100,000   Georgia Power Company, Ser S, 4.000%,
                 1/15/11                                              1,120,388
     162,000   JPMorgan Chase & Co., 4.600%, 1/17/11                    165,441
     545,000   JPMorgan Chase & Co., 4.500%, 11/15/10                   552,930
     325,000   JPMorgan Chase & Co., 4.850%, 6/16/11                    336,291
   6,750,000   Kamps Capital LLC, 0.350%, 7/1/10                      6,750,000
   1,369,000   M&P Richfield LLC, 0.370%, 7/1/10                      1,369,000
     250,000   Mellon Funding Corp., 6.400%, 5/14/11                    262,192
     765,000   Mount Carmel East Professional Office
                 Building III LP, Ser 94B, 0.500%, 7/1/10               765,000
     107,000   Toyota Motor Credit Corp., 4.350%, 12/15/10              108,602
     156,000   US Bancorp, Ser MTNP, 4.500%, 7/29/10                    156,398
     125,000   Wells Fargo & Co., Ser MTN, 3.980%,
                 10/29/10                                               126,444
   2,125,000   Wells Fargo & Co., 4.625%, 8/9/10                      2,132,884
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $  48,988,420
--------------------------------------------------------------------------------

               TAXABLE MUNICIPAL BONDS -- 9.1%

   2,200,000   AMP OH Elec Rev UTGO BANS, Ser 2009
                 B, 2.00%, 10/28/10                                   2,203,590
   2,800,000   Austintown OH LSD Sch Impt BANS, Ser
                 2010, 2.50%, 11/17/10                                2,809,576
   1,000,000   Butler Co OH LTGO BANS, Ser 2009,
                 1.65%, 8/5/10                                        1,000,000
   1,500,000   Franklin Co OH Rev Notes, Ser 2010, 1.10%,
                 3/11/11                                              1,502,054
   1,100,000   Mason OH Rev Notes, Ser 2010, 1.50%,
                2/2/11                                                1,101,926
   1,000,000   OH St Higher Edl Fac Rev, (SPA:
                Landesbank Hessen-Thuringen) Ser 2002,
                Class A, 0.17%, 7/1/10                                1,000,000
   3,800,000   Ramapo NY UTGO BANS, Ser 2009, 2.00%,
                12/15/10                                              3,810,802
   8,000,000   TX St Veterans Hsg Assist UTGO, (LIQ -
                Landesbank Hessen-Thuringen) Ser 1994,
                0.40%, 7/7/10                                         8,000,000
   2,500,000   Woodbridge CT UTGO BANS, Ser 2009,
                2.00%, 8/26/10                                        2,500,638
-------------------------------------------------------------------------------
               TOTAL TAXABLE MUNICIPAL BONDS                      $  23,928,586
-------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.4%

     800,000   FFCB, 3.00%, 3/3/11                                      813,488
     250,000   FHLB, Ser 1, 0.50%, 10/29/10                             250,160
   3,500,000   FHLB, 0.88%, 1/20/11                                   3,507,218
     100,000   FHLB, Ser 616, 4.63%, 2/18/11                            102,607
   2,000,000   FHLB, Ser KU10, 4.75%, 8/13/10                         2,010,058
     247,000   FNMA, 4.38%, 9/13/10                                     249,034
   6,700,000   FNMA, 6.25%, 2/1/11                                    6,902,261
   8,839,801   Overseas Private Investment Corp., 0.25%,
                 7/7/10                                               8,839,801
   5,865,517   Overseas Private Investment Corp., Ser B,
                 0.25%, 7/7/10                                        5,865,517
   4,655,172   Overseas Private Investment Corp., Ser B,
                 0.25%, 7/7/10                                        4,655,172
  12,400,000   Overseas Private Investment Corp. FRN
                 COP, 0.25%, 7/7/10                                  12,400,000
-------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS                                      $  45,595,316
-------------------------------------------------------------------------------

               CERTIFICATE OF DEPOSIT -- 0.3%
     700,000   Toronto Dominion Bank/NY, 0.351%,
                 11/5/10                                          $     699,990
-------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 2.7%
   7,187,000   BNP Paribas Finance, Inc., 0.000%, 7/1/10          $   7,187,000
-------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 52.8%
   3,150,000   Agra Enterprises LLC, (LOC: US Bank NA)
                 Ser 2004, 0.650%, 7/1/10                             3,150,000
     100,000   Alachua Co FL HFA MFH Rev (Brookside
                 Apts), (LOC: FNMA) Ser 2002, Class B,
                 0.400%, 7/7/10                                         100,000
   1,020,000   Alameda Co CA IDA Rev (Golden West
                 Paper), (LOC: Comerica Bank) Ser 2008,
                 0.500%, 7/1/10                                       1,020,000
   1,950,000   Andrew W Mellon Foundation NY, Ser 2008,
                 0.380%, 7/1/10                                       1,950,000
     500,000   Bayloff Properties LLC, (LOC: National City
                 Bank) Ser 1998, 0.450%, 7/1/10                         500,000
     500,000   Berks Co PA IDA Rev, (LOC: Wachovia
                 Bank N.A.) Ser 1996, Class B, 0.400%,
                 7/7/10                                                 500,000
     730,000   CA Infra & Econ Dev Bk IDR (Studio
                 Moulding), (LOC: Comerica Bank) Ser
                 2001, Class B, 0.950%, 7/1/10                          730,000
   5,080,900   Campus Research Corp, (LOC: Wells Fargo
                 Bank N.A.) Ser A, 0.400%, 7/1/10                     5,080,900

Touchstone Investment Trust - Portfolio of Investments
Money Market Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 52.8%
               (CONTINUED)
$    640,000   Century Motors Acura (Elizabeth Connelley
                 Trust), (LOC: US Bank N.A.) Ser 00-1,
                 0.650%, 7/1/10                                   $     640,000
   4,700,000   Chatom AL IDB Gulf Opp Zone, (SPA:
                 National Rural Utilities Finance) Ser 2008
                 A, 0.900%, 11/15/10                                  4,700,000
     395,000   CO HFA REV, (LOC: US Bank N.A.) Ser
                 2007, Class B, 0.600%, 7/1/10                          395,000
     200,000   Concordia College, (LOC: Bank of America
                 NA) 0.350%, 7/1/10                                     200,000
     185,000   Connelly & Brueshaber #1, (LOC: US Bank
                 N.A.) Ser 2007, 0.650%, 7/1/10                         185,000
     125,000   Connelly/Brueshaber Parternship #1, (LOC:
                 US Bank N.A.) Ser 2000, 0.650%, 7/1/10                 125,000
   7,180,000   Cuyahoga Co OH Rev Subser B1, (SPA:
                 JPMorgan Chase Bank) Ser 2004, 0.130%,
                 7/1/10                                               7,180,000
   2,665,000   D & I Properties LLC, (LOC: Wells Fargo
                 Bank N.A.) Ser 2004, 0.400%, 7/7/10                  2,665,000
   2,045,000   Diaz-Upton LLC, (LOC: State Street Bank)
                 0.400%, 7/2/10                                       2,045,000
   1,200,000   District of Columbia Rev (Pew Charitable),
                 (LOC: PNC Bank N.A.) Ser 2008, Class B,
                 0.330%, 7/1/10                                       1,200,000
   6,855,000   Driftwood Landing Corp., (LOC: National
                 City Bank) Ser 2002, 0.370%, 7/1/10                  6,855,000
     200,000   Dublin Building LLC, (LOC: National City
                 Bank) Ser 1997, 0.450%, 7/1/10                         200,000
     558,000   Fitch Denney Funeral Home, (LOC: FHLB)
                 0.480%, 7/1/10                                         558,000
     270,000   FL Hsg Fin Corp. Rev (Heritage), (LOC:
                 FNMA) Ser 1999, 0.400%, 7/7/10                         270,000
     130,000   FL Hsg Fin Corp. Rev (Valencia), (LOC:
                 FNMA) Ser 1999 G-2, Class G, 0.400%,
                 7/7/10                                                 130,000
     250,000   FL St Hsg Fin Corp. MFH (Avalon Reserve),
                 (LOC: FNMA) Ser 2003, 0.400%, 7/1/10                   250,000
     505,000   Goson Project, (LOC: FHLB) Ser 1997,
                 0.450%, 7/1/10                                         505,000
   3,330,000   Grasshopper Investments 144a, (LOC: US
                 Bank N.A.) Ser 2004, 0.650%, 7/1/10                  3,330,000
     205,000   Halton Group Americas Inc, (LOC: US Bank
                 N.A.) Ser 2007, 0.500%, 7/1/10                         205,000
     395,000   Hyde Park United Methodist Church, (LOC:
                 US Bank N.A.) Ser 2002, 0.650%, 7/1/10                 395,000
     315,000   Iowa Fin Auth Multi Family Dev, (LOC:
                 FHLB) Ser 2006, Class B, 0.750%, 7/7/10                315,000
   9,000,000   Jacksonville FL Health Auth Hosp Facs Rev,
                 (LOC: Bank of America NA) Ser 2003 A,
                 0.150%, 7/1/10                                       9,000,000
     855,000   JL Capital One LLC, (LOC: Wells Fargo
                 Bank NA) Ser 2002, 0.400%, 7/1/10                      855,000
   1,400,000   KS St Dev Fin Auth Rev, (LOC: FHLB) Ser
                 2002, Class O, 0.450%, 7/7/10                        1,400,000
     320,000   La Crosse WI IDR (GGP Inc), (LOC: Wells
                 Fargo Bank N.A.) Ser 2007, Class B,
                 0.400%, 7/1/10                                         320,000
   1,000,000   Labcon North America, Ser 2010, 0.430%,
                 7/7/10                                               1,000,000
     285,000   Lake Oswego OR Redev Agy Tax Incrmnt
                 Rev, (LOC: Wells Fargo Bank N.A.) Ser
                 2005 B, 0.400%, 7/1/10                                 285,000
   5,985,000   Lee Family Partnership, (LOC: FHLB) Ser
                 2004, 0.450%, 7/1/10                                 5,985,000
   7,350,000   Lexington Financial Services, (LOC: LaSalle
                 Bank) 0.350%, 7/1/10                                 7,350,000
   2,030,000   Livingston Co NY IDA Civic Fac Rev,
                 (LOC: HSBC) Ser 2007, Class B, 0.420%,
                 7/1/10                                               2,030,000
     900,000   Mason City Clinic, (LOC: Wells Fargo Bank
                 N.A.) Ser 1992, 0.380%, 7/7/10                         900,000
     370,000   MBE Investment Company LLC, (LOC:
                 FHLB) 0.600%, 7/1/10                                   370,000
   1,000,000   Mequon WI IDR (Gateway Plastics), (LOC:
                 Bank One) Ser 2001, 0.500%, 7/1/10                   1,000,000
     950,000   MI St Hsg Dev Auth Multi-Family Rev
                 (Canterbury Apts), (LOC: FHLB) Ser
                 2003, Class B, 0.600%, 7/1/10                          950,000
   3,740,000   MI St Strategic Fd Ltd Oblig Rev (MOT LLC
                 - Ser B), (LOC: JP Morgan Chase Bank)
                 Ser 2004 B, Class B, 0.450%, 7/1/10                  3,740,000
   4,100,000   Midwestern Univ Ill Ed Ln, (LOC: Royal
                 Bank of Canada) Ser 2009 A, 0.350%,
                 7/1/10                                               4,100,000
   1,934,000   Mill Street Village LLC, (LOC: FHLB)
                 0.570%, 7/1/10                                       1,934,000
     700,000   Montgomery Co NY IDA Rev (CNB Fin
                 Corp), (LOC: FHLB) Ser 1996, Class A,
                 0.910%, 7/1/10                                         700,000
   5,840,000   Mountain Agency Inc, (LOC: US Bank NA)
                 0.390%, 7/1/10                                       5,840,000
     305,000   New York NY IDA Civic Fac Rev, (LOC:
                    HSBC) Ser 2004, Class B, 0.700%, 7/1/10             305,000
     280,000   New York NY IDA Civic Fac Rev, (LOC:
                    HSBC) Ser 2006, Class B, 1.420%, 7/1/10             280,000
   1,850,000   NGSP Inc, (LOC: Bank of America N.A.) Ser
                 2006, 0.000%, 9/16/10                                1,850,000
   4,000,000   OH St Higher Ed Fac Rev, (SPA: Landesbank
                 Heeson-Thuringen) Ser 2002, 0.170%,
                 7/1/10                                               4,000,000
   5,435,000   OSF Finance Company LLC, (LOC: National
                 City Bank) 0.350%, 7/1/10                            5,435,000
   1,000,000   Pinellas Co FL Hlth Facs Aut Rev, (LOC: US
                 Bank NA) Ser 2009 A1, 0.130%, 7/1/10                 1,000,000
     915,000   Pittsburgh Technical Institute, (LOC: Wells
                 Fargo Bank N.A.) Ser 1999, 0.400%,
                 7/1/10                                                 915,000
   1,190,000   Plymouth WI IDR REV, (LOC: FHLB) Ser
                 1998, 0.430%, 7/7/10                                 1,190,000
   1,468,000   Progress Industrial Properties, Inc., (LOC:
                 FHLB) 0.450%, 7/1/10                                 1,468,000
   6,300,000   Raleigh NC COP, (LOC: Wachovia Bank
                 N.A.) Ser 2008, 0.350%, 7/7/10                       6,300,000
     500,000   Rise Inc, (LOC: Wells Fargo Bank N.A.) Ser
                 2002, 0.400%, 7/1/10                                   500,000
   1,000,000   Rock Spring Club, (LOC: PNC Bank N.A.)
                 Ser 2000, 0.370%, 7/1/10                             1,000,000
     675,000   San Juan Regional Medical Center, (LOC:
                 Scotia Bank) 0.400%, 7/1/10                            675,000
     300,000   Sarasota Co FL Pub Hosp Dist Rev, (LOC:
                 Northern Trust Co) Ser 2008, Class A,
                 0.120%, 7/1/10                                         300,000
   4,220,000   Springfield MO Redev Auth Rev (Univ Plaza
                 Hotel), (LOC: Bank of America N.A.) Ser
                 2003, 0.450%, 7/1/10                                 4,220,000
   2,205,000   St James Properties, (LOC: FHLB) Ser 2004,
                 0.650%, 7/1/10                                       2,205,000

Touchstone Investment Trust - Portfolio of Investments
Money Market Fund -- June 30, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 52.8%
               (CONTINUED)
$  1,535,000   St Paul MN Port Auth Dist, (LOC: Deutsche
                 Bank AG) Ser 2009, 0.320%, 7/1/10                $   1,535,000
     840,000   Stonehedge Enterprises, (LOC: FHLB)
                 0.550%, 7/1/10                                         840,000
     100,000   Terre Haute IN Intl Arprt Auth Rev (Tri
                 Aerospace), (LOC: Northern Trust) Ser
                 2001, Class T, 1.350%, 7/1/10                          100,000
   2,035,000   VT Edl & Hlth Bldgs, (LOC: TD Banknorth
                 N.A.) Ser 2008, Class A, 0.150%, 7/1/10              2,035,000
     400,000   VT Edl & Hlth Bldgs Fin Rev Bonds, (LOC:
                 TD Banknorth N.A.) Ser 2007, Class A,
                 0.150%, 7/1/10                                         400,000
   1,400,000   WA St Hsg Fin Commn MFH Rev (Vintage
                 Pj), (LOC: FNMA) Ser 2003 B, Class B,
                 0.380%, 7/1/10                                       1,400,000
     845,000   WA St Hsg Fin MFH Rev (Brittany Park),
                 (LOC: FNMA) Ser 1998, Class B, 0.380%,
                 7/1/10                                                 845,000
     396,000   WAI Enterprises LLC, (LOC: FHLB) Ser
                 2004, 0.650%, 7/1/10                                   396,000
     255,000   Washington MO IDA Indl Rev, (LOC: US
                 Bank N.A.) Ser 2006, 0.350%, 7/1/10                    255,000
     530,000   West Point Market, Inc., (LOC: FHLB) Ser
                 2000, 0.550%, 7/1/10                                   530,000
     500,000   Westgate Investment Fund, (LOC: Wells
                 Fargo Bank N.A.) Ser 2005, 0.350%,
                 7/1/10                                                 500,000
     525,000   Windsor Med Ctr, (LOC: FHLB) Ser 1997,
                 0.450%, 7/1/10                                         525,000
   2,890,000   Yankee Hill Housing LP, (LOC: Wells Fargo
                 Bank N.A.) Ser 2005, 0.400%, 7/1/10                  2,890,000
   1,675,000   Yuengling Beer Co., Inc., (LOC: PNC Bank
                 N.A.) Ser 99A, 0.500%, 7/1/10                        1,675,000
--------------------------------------------------------------------------------
               TOTAL VARIABLE RATE DEMAND NOTES                   $ 138,706,900
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUNDS -- 0.0%
         520   Brown Brothers Harriman Cash Sweep
                 Account                                          $         520
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.9%
               (Cost $265,106,732)                                $ 265,106,732

               LIABILITIES IN EXCESS OF OTHER ASSETS --
               (0.9%)                                                (2,493,389)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $ 262,613,343
================================================================================

PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
COP -- Certificates of Participation
FFCB -- Federal Farm Credit Bank
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FRN -- Floating Rate Note
HFA -- Housing Finance Authority/Agency
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LTGO -- Limited Tax General Obligation
LSD -- Local School District
MFH -- Multi-Family Housing
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $3,330,000 or 1.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

------------------------------------------------------------------------------------------------------
DESCRIPTION                             LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes           $          --    $ 138,706,900    $          --    $ 138,706,900
Corporate Bonds                                 --       48,988,420               --       48,988,420
U.S. Government Agency Obligations              --       45,595,316               --       45,595,316
Taxable Municipal Bonds                         --       23,928,586               --       23,928,586
Commercial Paper                                --        7,187,000               --        7,187,000
Certificates of Deposit                         --          699,990               --          699,990
Investment Funds                               520               --               --              520
------------------------------------------------------------------------------------------------------
                                                                                        $ 265,106,732

See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
June 30, 2010 (Unaudited)

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicles.

The High Yield Fund participated in securities lending during the period. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of June 30, 2010, the High Yield Fund had loaned corporate bonds having a fair value of approximately $232,749 and had received collateral valued at $246,391 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

Notes to Portfolio of Investments
(continued)

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION -- As of June 30, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                      NET
                                      GROSS         GROSS          UNREALIZED
                  FEDERAL TAX      UNREALIZED     UNREALIZED      APPRECIATION
                     COST         APPRECIATION   DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------------
Core Bond Fund   $  48,841,096   $   1,680,115   $  (1,658,241)   $      21,874
High Yield Fund  $ 109,754,569   $   1,864,848   $  (2,491,334)   $    (626,486)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By: /s/ Jill T. McGruder
   -------------------------------
Name: Jill T. McGruder
Title: President

Date: August 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terrie A. Wiedenheft
   -------------------------------
Name: Terrie A. Wiedenheft
Title: Treasurer & Controller

Date: August 23, 2010